As filed with the Securities and Exchange Commission on May 19, 2025

Securities Act Registration No. 333-265972

Investment Company Act Registration No. 811-23812

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 46

and

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 47

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850

Denver, CO 80290

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 303-226-4150

Chris Moore

Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)

☒	On June 10, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 33 to its Registration Statement until June 10, 2025. Post-Effective Amendment No. 33 to the Trust’s Registration Statement relates to the TrueShares Structured Outcome (January) ETF, TrueShares Structured Outcome (February) ETF, TrueShares Structured Outcome (March) ETF, TrueShares Structured Outcome (April) ETF, TrueShares Structured Outcome (May) ETF, TrueShares Structured Outcome (June) ETF, TrueShares Structured Outcome (July) ETF, TrueShares Structured Outcome (August) ETF, TrueShares Structured Outcome (September) ETF, TrueShares Structured Outcome (October) ETF, TrueShares Structured Outcome (November) ETF and TrueShares Structured Outcome (December) ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940, filed on February 14, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado, on the 19th day of May 2025.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Bradley Swenson Bradley Swenson	President, Principal Executive Officer and Trustee	May 19, 2025

/s/ Nicholas Austin Nicholas Austin	Treasurer and Principal Financial Officer (Principal Accounting Officer)	May 19, 2025

Steve Norgaard*	Trustee

Kimberly Storms*	Trustee

*By:	/s/ Chris Moore
Name:	Christopher Moore
Title:	Attorney-in-fact
Date:	May 19, 2025

*	Attorney-in-Fact – pursuant to Powers of Attorney as previously filed on July 1, 2022.